Form 13F


                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:              September 30, 2003

Check here if Amendment [   ]:  Amendment Number:
This Amendment (check only one):  [   ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Brandywine Asset Management, LLC
Address:          Three Christina Centre, Suite 1200
                  201 North Walnut Street
                  Wilmington, DE  19801

13F File Number: 28-2204

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    William A. Hitschler
Title:   President & Chief Executive
Phone:   302-654-6162
Signature                           Place                      Date of Signing



_______________________________________________________________________________
/s/ William A. Hitschler            Wilmington, DE           November 12, 2003

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[ X   ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                                               FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A